SCHEDULE OF RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 63,856	$ 1,378,000
Frozen Amount [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 64,000	$ 1,378,000